Others - Fair value information, schedule of natures of the assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair value information
Financial assets	$ 183,691	$ 180,567
Financial assets at amortized cost | US Treasury
Fair value information
Financial assets	15,122	10,173
Level 1 | Financial assets at amortized cost | US Treasury
Fair value information
Financial assets	14,969	10,070
Level 2 | Financial assets at amortized cost | US Treasury
Fair value information
Financial assets	0	0
Level 3 | Financial assets at amortized cost | US Treasury
Fair value information
Financial assets	0	0
Warrant liabilities | Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	27	419
Warrant liabilities | Recurring fair value | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	0	419
Warrant liabilities | Recurring fair value | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	0	0
Warrant liabilities | Recurring fair value | Level 3 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	$ 27	$ 0